Investments in associates (Tables)	6 Months Ended
Jun. 30, 2022
Investments accounted for using equity method [abstract]
Summarized Financial Information to Carrying Amount of Company's Interests in Material Associates
A reconciliation of the summarized financial information to the carrying amount of the company’s interests in material associates is as follows:

	2022			2021
Million US dollar	AB InBev Efes	Castel	Anadolu Efes	AB InBev Efes	Castel	Anadolu Efes

Balance at 1 January	1 143	3 400	201	1 135	3 566	391
Effect of movements in foreign exchange	—	(245)	(39)	—	(101)	(52)
Dividends received	—	—	(16)	—	—	(67)
Share of results of associates	—	82	(5)	(11)	59	12
Exceptional share of results of associates	(1 143)	—	—	—	—	—

Balance at 30 June	—	3 237	141	1 124	3 524	284